Segment Information (classes of similar products/services) (table) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net Sales	$ 1,286,350,000	$ 1,340,208,000	$ 1,276,297,000
General Mills Operations LLC [Member]
Segment Reporting Information [Line Items]
Net Sales	161,993,000	177,881,000	165,684,000
Canned Vegetables [Member]
Segment Reporting Information [Line Items]
Net Sales	754,556,000	753,318,000	746,892,000
Frozen [Member]
Segment Reporting Information [Line Items]
Net Sales	94,648,000	107,109,000	84,935,000
Fruit [Member]
Segment Reporting Information [Line Items]
Net Sales	234,918,000	264,549,000	245,596,000
Snack [Member]
Segment Reporting Information [Line Items]
Net Sales	11,667,000	11,496,000	11,357,000
Other Products [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 28,568,000	$ 25,855,000	$ 21,833,000